CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2023	Sep. 28, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023	May 25, 2022	May 11, 2022
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0016	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	6,250,000	1,000,000,000	6,250,000	37,500,000	31,250,000	31,250,000
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487
Reportable entity | Parent Company
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487